Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Aug. 16, 2022	Dec. 31, 2021
FDIC Insured Amount	$ 250,000		$ 250,000		$ 250,000
Cash equivalents	0		0		0	$ 0
Deferred offering costs	705,589		705,589		705,589
Unrecognized tax benefits	0		0		0	0
Accrued for interest and penalties	$ 0		$ 0		$ 0	$ 0
Number of Class A common stock into which the class of warrant or right may be converted.	23,500,000		23,500,000		23,500,000
Offering costs			$ 12,650,000		$ 12,650,000
Offering costs allocated to warrants			$ 926,044		$ 926,044
Percentage of excise tax on repurchases of stock	1.00%		1.00%		1.00%						1.00%
Effective income tax rate	(2.60%)	10.40%	(3.40%)	31.80%	25.83%	4.70%
Effective tax rate differs from the statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
General and Administrative Expense [Member]
Excise and Sales Taxes			$ 2,319,976		$ 2,224,846
Class A common stock [Member]
Class A common stock subject to possible redemption	$ 8,593,900	$ 17,444,748	$ 8,593,900	$ 17,444,748	$ 17,700,146	$ 236,385,597	$ 8,501,827	$ 17,912,636	$ 17,144,935	$ 238,626,268		$ 234,600,000